INTANGIBLE ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Amortization is calculated over the estimated useful lives of the assets using straight-line amortization methods:

Years
Technology	3
Customer relationships	1.5
Intangible assets consist of the following:

	December 31,
	2020	2019
Cost:
Technology	$200	$200
Customer relationships	198	198
	398	398
Accumulated depreciation	(365)	(166)
Amortized cost	$33	$232